Inventories (Tables)	3 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	March 31, 2025	December 31, 2024
	U.S. dollars in thousands
Work in process	5,289	4,547
Finished goods	5,569	5,608
	10,858	10,155